Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financial Services Portfolio
May 31, 2022
FIN-NPRT1-0722
1.802171.118
Common Stocks - 99.7%
	Shares	Value ($)
Banks - 37.4%
Diversified Banks - 18.6%
Bank of America Corp.	889,600	33,093,120
Citigroup, Inc.	425,300	22,715,273
Piraeus Financial Holdings SA (a)	380,900	482,520
U.S. Bancorp	382,300	20,288,661
Wells Fargo & Co.	1,009,090	46,186,050
		122,765,624
Regional Banks - 18.8%
Associated Banc-Corp. (b)	233,400	4,831,380
Bank OZK	104,200	4,321,174
BankUnited, Inc.	83,700	3,486,942
BOK Financial Corp.	41,000	3,532,970
Cadence Bank	178,430	4,769,434
Comerica, Inc.	60,300	5,017,563
East West Bancorp, Inc.	102,300	7,523,142
First Citizens Bancshares, Inc. (b)	11,100	7,774,440
First Interstate Bancsystem, Inc.	149,721	5,699,878
Heartland Financial U.S.A., Inc.	89,300	3,949,739
Huntington Bancshares, Inc.	931,900	12,934,772
M&T Bank Corp.	146,537	26,372,264
PacWest Bancorp	138,400	4,370,672
Popular, Inc.	71,500	5,842,265
Signature Bank	26,700	5,774,409
Truist Financial Corp.	263,000	13,081,620
Wintrust Financial Corp.	54,200	4,736,538
		124,019,202
TOTAL BANKS		246,784,826
Capital Markets - 18.2%
Asset Management & Custody Banks - 9.3%
Affiliated Managers Group, Inc.	28,300	3,781,446
AllianceBernstein Holding LP	59,873	2,546,997
Bank of New York Mellon Corp.	290,300	13,530,883
Brookfield Asset Management, Inc. Class A	112,815	5,708,439
Carlyle Group LP	130,600	5,032,018
Northern Trust Corp.	44,000	4,917,000
Patria Investments Ltd. (b)	391,600	6,441,820
State Street Corp.	263,800	19,122,862
		61,081,465
Financial Exchanges & Data - 1.6%
Bolsa Mexicana de Valores S.A.B. de CV	1,884,700	3,471,476
Cboe Global Markets, Inc.	60,800	6,828,448
		10,299,924
Investment Banking & Brokerage - 7.3%
Lazard Ltd. Class A	243,492	8,585,528
Morgan Stanley	280,100	24,127,814
Raymond James Financial, Inc.	106,000	10,439,940
Virtu Financial, Inc. Class A	199,000	5,199,870
		48,353,152
TOTAL CAPITAL MARKETS		119,734,541
Consumer Finance - 5.5%
Consumer Finance - 5.5%
American Express Co.	27,100	4,575,022
Capital One Financial Corp.	149,600	19,127,856
FirstCash Holdings, Inc.	86,411	6,450,581
OneMain Holdings, Inc.	138,100	6,084,686
		36,238,145
Diversified Financial Services - 2.0%
Multi-Sector Holdings - 0.7%
Cannae Holdings, Inc. (a)	223,490	4,530,142
Other Diversified Financial Services - 1.3%
Apollo Global Management, Inc. (b)	152,100	8,767,044
Phoenix Vega Mezz PLC (a)	380,900	23,349
		8,790,393
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,320,535
Insurance - 25.1%
Insurance Brokers - 5.3%
Arthur J. Gallagher & Co.	104,200	16,874,148
Marsh & McLennan Companies, Inc.	112,000	17,914,400
		34,788,548
Life & Health Insurance - 2.6%
Globe Life, Inc.	109,300	10,664,401
Primerica, Inc.	50,300	6,337,800
		17,002,201
Multi-Line Insurance - 2.9%
Assurant, Inc.	48,300	8,534,127
Hartford Financial Services Group, Inc.	145,300	10,535,703
		19,069,830
Property & Casualty Insurance - 11.6%
American Financial Group, Inc.	42,900	6,061,770
Chubb Ltd.	85,300	18,023,037
Fidelity National Financial, Inc.	208,100	8,802,630
First American Financial Corp.	182,100	11,033,439
Hiscox Ltd.	573,700	6,682,667
Old Republic International Corp.	206,800	4,946,656
The Travelers Companies, Inc.	119,200	21,341,568
		76,891,767
Reinsurance - 2.7%
Reinsurance Group of America, Inc.	143,100	18,009,135
TOTAL INSURANCE		165,761,481
IT Services - 3.2%
Data Processing & Outsourced Services - 3.2%
Global Payments, Inc.	80,000	10,483,200
MasterCard, Inc. Class A	30,500	10,915,035
		21,398,235
Professional Services - 1.8%
Research & Consulting Services - 1.8%
Dun & Bradstreet Holdings, Inc. (a)	314,000	5,422,780
Equifax, Inc.	32,600	6,604,108
		12,026,888
Software - 1.0%
Application Software - 1.0%
Black Knight, Inc. (a)	101,300	6,879,283
Thrifts & Mortgage Finance - 5.5%
Thrifts & Mortgage Finance - 5.5%
Essent Group Ltd.	318,738	13,638,799
MGIC Investment Corp.	589,200	8,207,556
NMI Holdings, Inc. (a)	517,343	9,627,753
Radian Group, Inc.	55,900	1,202,409
Walker & Dunlop, Inc.	31,400	3,338,134
		36,014,651
TOTAL COMMON STOCKS (Cost $543,688,040)		658,158,585

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	1,098,410	1,098,629
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	18,064,820	18,066,626
TOTAL MONEY MARKET FUNDS (Cost $19,165,255)		19,165,255

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $562,853,295)	677,323,840
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(17,369,976)
NET ASSETS - 100.0%	659,953,864

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	3,554,184	37,877,064	40,332,619	1,667	-	-	1,098,629	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	19,553,600	64,436,583	65,923,557	2,892	-	-	18,066,626	0.0%
Total	23,107,784	102,313,647	106,256,176	4,559	-	-	19,165,255

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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